Expense Example, No Redemption - EUROPACIFIC GROWTH FUND	Mar. 31, 2024 USD ($)
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 162
Expense Example, No Redemption, 3 Years	502
Expense Example, No Redemption, 5 Years	866
Expense Example, No Redemption, 10 Years	1,691
Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	166
Expense Example, No Redemption, 3 Years	514
Expense Example, No Redemption, 5 Years	887
Expense Example, No Redemption, 10 Years	$ 1,449